Restructuring Charges (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) office
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 4,065	$ 5,101	$ 26,811
Number of offices closed | office			2
Restructuring liabilities	$ 800	$ 1,300